Condensed Consolidated Statement Of Changes In Shareholders' Equity - USD ($)	Total	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit
Balance beginning at Jan. 23, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance beginning (Shares) at Jan. 23, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000	$ 0	$ 1,811	23,189
Issuance of Class B ordinary shares to Sponsor (Shares)		0	18,112,500
Net loss	(9,069)				(9,069)
Balance ending at Mar. 31, 2020	15,931	$ 0	$ 1,811	23,189	(9,069)
Balance ending (Shares) at Mar. 31, 2020		0	18,112,500
Balance beginning at Jan. 23, 2020	0	$ 0	$ 0	0	0
Balance beginning (Shares) at Jan. 23, 2020		0	0
Change in value of ordinary share subject to redemption	(617,654,356)	$ (6,175)	$ 0	(617,648,181)	0
Change in value of ordinary share subject to redemption (Shares)		(61,746,986)	0
Issuance of Class B ordinary shares to Sponsor	$ 25,000	$ 0	$ 1,811	23,189
Issuance of Class B ordinary shares to Sponsor (Shares)	72,450,000	0	18,112,500
Sale of 72,450,000 Units, net of underwriting discounts and offering costs	$ 703,483,301	$ 7,245	$ 0	703,483,301	0
Sale of 72,450,000 Units, net of underwriting discounts and offering costs (Shares)		72,450,000	0
Initial classification of warrant liability	(54,988,834)			(54,988,834)
Class A ordinary shares subject to possible redemption (Shares)		(61,746,986)	0
Class A ordinary shares subject to possible redemption	(617,654,356)	$ (6,175)	$ 0	(617,648,181)	0
Net loss	(25,872,350)				(25,872,350)
Balance ending at Dec. 31, 2020	5,000,006	$ 1,070	$ 1,811	30,869,475	(25,872,350)
Balance ending (Shares) at Dec. 31, 2020		10,703,014	18,112,500
Change in value of ordinary share subject to redemption	(16,179,938)	$ (161)	$ 0	(16,179,777)
Change in value of ordinary share subject to redemption (Shares)		(1,612,009)	0
Class A ordinary shares subject to possible redemption (Shares)		(1,612,009)	0
Class A ordinary shares subject to possible redemption	(16,179,938)	$ (161)	$ 0	(16,179,777)
Net loss	16,179,940				16,179,940
Balance ending at Mar. 31, 2021	$ 5,000,008	$ 909	$ 1,811	$ 14,869,698	$ (9,692,410)
Balance ending (Shares) at Mar. 31, 2021		9,091,005	18,112,500